DREYFUS MUNICIPAL BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Municipal Bond Fund, Inc. For its annual reporting period ended August 31, 1996, your Fund produced a total return, including bond price changes and interest income, of 4.16%.* Income dividends of approximately $.690 per share, exempt from Federal personal income taxes, were paid to shareholders.** This is equivalent to an annualized tax-free distribution rate per share of 5.64%.*** THE ECONOMY
    Recent reports indicating some moderation in the rate of economic growth, low unemployment and benign inflation have so far deferred the well-anticipated hiking of short-term interest rates by the Federal Reserve Board's Open Market Committee (the "Fed"). Ever alert to signs of price pressures that could rekindle inflation, the Central Bank left the Fed Funds rate unchanged at 5.25% at the Fed's meeting on August 20. The Fed has not raised short-term interest rates since February 1, 1995. Since then, monetary policy has tended to lower the cost of short-term credit. Investors have grown increasingly wary that, as the economy continues to expand, the Federal Reserve would apply the monetary brakes to ward off higher levels of inflation. Reports throughout the year of strong increases in new jobs and the decline in the unemployment rate have been widely viewed as harbingers of wage pressures that could lead to undesirable inflationary consequences. The bond market has been particularly volatile in its anticipation of Federal Reserve restraint - since January, long-term interest rates have risen a full percentage point. Despite all this, inflation, both at the consumer and at the production level, has remained subdued. The latest reports indicated that both the Consumer and Producer Price Indices remained in the 3% range over the past 12 months. Prices at earlier stages of the manufacturing process fell over the past two months, lending credence to those who foresee a flat inflation curve.
    There has been some recent evidence that the economy may be reflecting the effects of the rise in long-term interest rates earlier in the year. Retail sales have slackened of late. In July, housing starts declined for the third consecutive month and sales of existing homes also fell. On the production side of the economy, latest reports on industrial output also showed signs of moderation. In July, factory production rose only .1%, its smallest monthly increase in four months. Despite these anecdotal signs of slowing, several indicators of future economic activity remained positive. The Index of Leading Economic Indicators has been on the rise since early this year, and the Conference Board's Consumer Confidence Index reached a six-year high in August. While rising consumer confidence is favorable for business (and political incumbents), it could engender a conflict with the efforts of the Federal Reserve Board to contain inflationary forces in the economy. We remain alert to any indications that the economy may be entering a phase of undue expansion.
MARKET ENVIRONMENT
    The Municipal Bond Market has moved in concert with other fixed income markets during a 12-month period in which market sentiment has swung between euphoria and dejection many times. Critical to the markets' moods has been the stream of constantly flowing data which reports on the health of our economy.
To the extent that the day's reports reflect business growth which might contain the seeds of an upsurge in the rate of inflation, the fixed income markets customarily trade down; when the data indicate a slowing in the rate of economic expansion, bond prices usually improve. In essence, the bond market simply tries to anticipate what the direction of interest rates is likely to be, and during periods in which the Fed itself is weighing whether or not to tighten rates, price volatility in the marketplace can be quite pronounced. We have been in exactly that phase for months, and the municipal bond market, along with other capital markets, has experienced volatility in prices. Compounding uncertainty over interest rates is the relatively low volume (on an historical basis) of new issues entering the municipal marketplace. That factor differentiates municipals from other fixed income markets, and has supported their prices since the reduced supply has been met with constant, if not increased, demand. The lack of new issues, along with the retirement (via calls, refundings, and maturities) of billions of dollars of bonds in each of the last three years, have worked to reduce the universe of bonds in the marketplace, and that too, has contributed to volatility.
THE PORTFOLIO
    New subscriptions into municipal bond funds were lackluster for the past 12 months: The various flat-tax proposals during the Presidential primary campaigns discouraged many investors from adding to their municipal positions, and the stock market, which seemed to be reaching new highs each day, was a strong competitor for investors' dollars. As we altered our market emphasis during the fiscal year to reflect changing market conditions, we had to work within the context of the Fund's established portfolio, without the benefit of new money which adds flexibility to portfolio management.
    For the fiscal year ended August 31, 1996, the Fund's total return was 4.16%. In the Lipper General Municipal Debt Category, there were 228 funds of various sizes and ages included in our competitive universe, and the average return was 4.68%.+ In the first half of the year, we mistakenly became too defensive, and that hurt our performance: We expected that the economic expansion which was underway would move at a pace sufficiently fast to prompt the Fed to tighten credit in order to thwart any increase in the rate of inflation. As it turned out, the expansion continued, but without the inflationary effects against which we had structured the portfolio, so the Fed did not act. By the midpoint of the fiscal year, we had recognized that a less defensively structured portfolio was called for, so we seized the buying opportunities that occurred and adjusted the portfolio for an economy experiencing moderate growth accompanied by a relatively flat inflation rate. The change paid off: In the last six months of the fiscal year, when all bond prices retreated, your Fund had a total return of -.05%, while the average of the 237 competitor funds was -.29%.++
    We continue to maintain a positive outlook regarding municipal bonds. The economic data continue to give mixed signals, but they do not indicate that inflationary pressures are excessive: Nonetheless, the Fed could justifiably argue that an ounce of prevention is prudent, and raise the Fed Funds Rate at any time. We think that the market already reflects the likelihood of a modest increase, so that long bonds should not be adversely affected if such an increase occurs; indeed, the bond market may consider a rate increase to be beneficial longer-term. Be assured that our portfolio policy leans to the cautious side while these uncertainties are being ironed out.

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
September 12, 1996
New York, N.Y.

*      Total return includes reinvestment of dividends and any capital gains paid.
**    Some income may be subject to the Federal Alternative Minimum Tax (AMT)
for certain shareholders.
*** Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.
   + SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of dividends and any capital gain distributions.
   ++Idem.


DREYFUS MUNICIPAL BOND FUND, INC.                           AUGUST 31, 1996
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS MUNICIPAL BOND FUND, INC. AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
[Exhibit A:
Dollars
$21,128
Lehman Brothers
Municipal Bond Index*
$19,445
Dreyfus
Municipal Bond Fund
*Source: Lehman Brothers]

AVERAGE ANNUAL TOTAL RETURNS
          ONE YEAR ENDED                FIVE YEARS ENDED              TEN YEARS ENDED
          AUGUST 31, 1996               AUGUST 31, 1996               AUGUST 31, 1996
          ___________                   ___________                   _________
          4.16%                         6.46%                         6.88%

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Dreyfus Municipal Bond Fund, Inc. on 8/31/86 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index on that date. All dividends and capital gain distributions are reinvested.
The Fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Lehman Brothers Municipal Bond Index is an unmanaged total return performance benchmark for the long-term, investment-grade tax exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall. The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                                 AUGUST 31, 1996
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-93.3%                                                                   AMOUNT         VALUE
                                                                                                       ________      ________
ALABAMA-.9%
Alabama Housing Finance Authority, SFMR
    6.45%, 10/1/2025........................................................                  $       7,970,000    $8,122,466
Industrial Development Board of the Town of Courtland, SWDR
    (Champion International Corp. Project)
    7%, 11/1/2022...........................................................                          8,100,000     8,379,531
West Jefferson Industrial Development Board, PCR, Refunding
    (Alabama Power Co.- Miller Plant) 6.05%, 5/1/2023 (Insured; MBIA).......                         15,000,000    15,088,950
ALASKA-1.6%
Alaska Housing Finance Corp.:
    (Collateralized Veterans Mortgage Program)
      6.375%, 12/1/2027.....................................................                          9,135,000     9,265,174
    Refunding 5.875%, 12/1/2030 (Insured; MBIA).............................                         12,475,000    12,054,842
Anchorage, Electric Utility Revenue, Refunding
    6.50%, 12/1/2015 (Insured; MBIA)........................................                          6,135,000     6,699,788
Valdez, Marine Terminal Revenue, Refunding:
    (BP Pipeline Inc. Project) 5.50%, 10/1/2028.............................                         10,000,000     9,231,200
    (Mobil Alaska Pipeline) 5.75%, 11/1/2028................................                         22,000,000    21,082,380
CALIFORNIA-4.7%
Airport Commission City and County of San Francisco
    (San Francisco International Airport) 6.50%, 5/1/2015 (Insured; FGIC)...                         10,100,000    10,605,202
California Department Water Resource, Water System Revenue (Central Valley
Project)
    5%, 12/1/2022...........................................................                         10,000,000     8,787,000
California Higher Education Loan Authority, Inc.,
    Student Loan Revenue, Refunding 6.50%, 6/1/2005.........................                         19,250,000    20,387,290
Duarte, COP (City of Hope Medical Center)
    6.25%, 4/1/2023.........................................................                         26,000,000    25,480,260
Long Beach, Harbor Revenue 5.25%, 5/15/2025 (Insured; MBIA).................                         25,000,000    22,429,500
Orange County, Recovery COP, Refunding:
    5.875%, 7/1/2019 (Insured; MBIA)........................................                         21,000,000    20,635,440
    6%, 7/1/2026 (Insured; MBIA)............................................                         31,500,000    31,475,115
San Diego County, COP, Refunding (Interim Justice Facilities Project) 6.50%, 8/1/2007                 9,805,000    10,359,571
State Public Works Board of the State of California, LR
    (Various University of California Projects) 6.375%, 10/1/2019...........                          5,000,000     5,149,550
University of California, HR (University of California - Davis Medical
Center)
    5.75%, 7/1/2014 (Insured; AMBAC)........................................                         12,160,000    12,085,216
COLORADO-1.8%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue (E-470
Project)
    7%, 8/31/2026...........................................................                         18,025,000    18,959,957

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                              AMOUNT        VALUE
                                                                                                       ________      ________
COLORADO (CONTINUED)

City and County of Denver, Airport Revenue:
    7.25%, 11/15/2023.......................................................                   $     25,765,000  $ 27,168,162
    5.50%, 11/15/2025 (Insured; MBIA).......................................                         18,000,000    16,989,300
CONNECTICUT-1.1%
Connecticut Housing Finance Authority (Housing Mortgage Finance Program):
    6.70%, 11/15/2012.......................................................                          4,000,000     4,178,920
    6.30%, 5/15/2024........................................................                          8,000,000     8,089,760
    6.50%, 5/15/2027........................................................                         18,480,000    18,662,213
Connecticut Resource Recovery Authority
    (American Fuel Co. Project) 6.45%, 11/15/2022...........................                          7,325,000     7,520,724
DELAWARE-.5%
Delaware Economic Development Authority, Water Development Revenue
    (Wilmington Suburban Water Corp. Project) 6.80%, 12/1/2023..............                          8,000,000     8,324,320
Delaware Housing Authority, Senior SFMR
    6.45%, 1/1/2026.........................................................                          8,835,000     8,909,391
DISTRICT OF COLUMBIA-1.9%
Metropolitan Washington Airports Authority, Airport System Revenue:
    6.625%, 10/1/2012 (Insured; MBIA).......................................                         40,400,000    42,858,744
    6.625%, 10/1/2019 (Insured; MBIA) (a)...................................                         23,600,000    24,848,912
FLORIDA-4.4%
Brevard County Housing Finance Authority, SFMR 6.80%, 3/1/2028..............                          5,885,000     6,031,360
Collier County School Board, COP 5%, 2/15/2016 (Insured; FSA)...............                          6,500,000     5,908,565
Dade County, Water and Sewer System Revenue
    5.50%, 10/1/2025 (Insured; FGIC)........................................                         22,445,000    21,276,962
Florida Community Services Corp. Walton County, Water and Sewer Revenue
    (South Walton County Regional Utility):
      6.95%, 3/1/2012.......................................................                          3,000,000     3,278,490
      7%, 3/1/2018..........................................................                          3,500,000     3,770,200
Hillsborough County, Capital Improvement Non-Ad Valorem, Refunding Revenue
    (County Center Project) 5.125%, 7/1/2022 (Insured; MBIA)................                         17,050,000    15,340,908
Lakeland, Electric and Water Revenue 5.625%, 10/1/2036......................                         18,825,000    17,879,985
Palm Beach County, Solid Waste IDR:
    (Okeelanta Power Limited Partnership Project) 6.70%, 2/15/2015..........                         23,400,000    20,218,302
    (Osceola Power Limited Partnership) 6.95%, 1/1/2022.....................                         33,800,000    29,589,196
Polk County Industrial Development Authority, IDR
    (IMC Fertilizer) 7.525%, 1/1/2015.......................................                         15,200,000    16,063,968
Saint Johns River Water Management District, Land Acquisition Revenue,
Refunding
    5.125%, 7/1/2016 (Insured; FSA).........................................                         19,000,000    17,509,070

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT          VALUE
                                                                                                       ________      ________
GEORGIA-.8%
Georgia Housing and Finance Authority:
    Homeownership Mortgage
      Zero Coupon, 12/1/2031................................................                    $   122,735,000  $  9,553,692
    Single Family Mortgage:
      7.125%, 12/1/2026.....................................................                         10,000,000    10,364,100
      6.55%, 12/1/2027......................................................                          5,495,000     5,590,943
Georgia Residential Finance Authority, Single Family Insured Mortgage
    8.30%, 12/1/2019........................................................                          2,000,000     2,099,440
IDAHO-.4%
Idaho Housing Agency:
    Multi-Family Housing Refunding 6.70%, 7/1/2024..........................                         10,050,000    10,295,924
    Single Family Mortgage 6.60%, 7/1/2027..................................                          4,365,000     4,446,276
ILLINOIS-8.1%
Bryant, PCR, Refunding (Central Illinois Light Co. Project) 5.90%, 8/1/2023.                         11,000,000    10,831,700
Chicago:
    Refunding 5.125%, 1/1/2016..............................................                         17,250,000    15,654,202
    Wastewater Transmission Revenue, Refunding
      5.125%, 1/1/2025 (Insured; FGIC)......................................                         23,600,000    20,873,728
Chicago Board of Education (Chicago School Reform)
    6%, 12/1/2026 (Insured; MBIA)...........................................                          9,425,000     9,321,513
Chicago O'Hare International Airport, Revenue:
    Refunding 5%, 1/1/2008 (Insured; MBIA)..................................                         12,475,000    11,968,265
    Special Facilities (United Airlines Inc. Project):
      8.50%, 5/1/2018.......................................................                          6,500,000     7,160,140
      8.85%, 5/1/2018.......................................................                         15,125,000    17,182,454
Illinois, Refunding 5.25%, 12/1/2020 (Insured; FGIC)........................                         26,000,000    23,879,180
Illinois Development Finance Authority, Revenue:
    (Community Rehabilitation Providers Facilities) 8.75%, 3/1/2010.........                         18,720,000    19,936,426
    Pollution Control, Refunding (Central Illinois Public Service Co.):
      5.70%, 8/15/2026......................................................                         11,150,000    10,727,415
      6.375%, 1/1/2028......................................................                         14,000,000    14,329,000
Illinois Educational Facilities Authority, Revenue
    (Illinois Institute of Technology)
    Refunding 6.875%, 12/1/2015.............................................                          7,250,000     7,619,097
Illinois Health Facilities Authority, Revenue:
    (Beverly Farm Foundation) 9.125%, 12/15/2015 (Prerefunded 12/15/2000) (b)                         3,730,000     4,435,007
    Refunding:
      (Evangelical Hospitals) 6.50%, 4/15/2009 (Insured; FSA)...............                          5,000,000     5,366,500
      (Mercy Hospital and Medical Center) 7%, 1/1/2015......................                          7,500,000     7,721,775

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1996
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT         VALUE
                                                                                                       ________      ________
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority, Revenue (continued):
    Refunding (continued):
      (Trinity Medical Center) 7%, 7/1/2012.................................                  $       3,000,000  $  3,282,030
Illinois Housing Development Authority:
    Homeowner Mortgage Revenue:
      6.70%, 8/1/2025.......................................................                          4,980,000     5,099,122
      6.625%, Subseries B-2, 8/1/2026.......................................                         15,385,000    15,707,470
    Multi-Family Housing (Lawndale Redevelopment Project) 6.90%, 12/1/2026..                          8,750,000     9,081,713
    Multi-Family Program 6.75%, 9/1/2021....................................                          8,750,000     8,948,450
    Section 8 Elderly Housing Revenue (Morningside North Development)
      6.85%, 1/1/2021.......................................................                         11,220,000    11,569,391
Peru, Electric System Revenue 5.75%, 5/1/2025 (Insured; FGIC)...............                          6,750,000     6,533,190
Robbins (Resource Recovery Partners) 9.25%, 10/15/2014......................                         32,000,000    31,920,000
Solid Waste Agency of Northern Cook County, Contract Revenue, Refunding
    5.50%, 5/1/2015 (Insured; MBIA).........................................                          9,000,000     8,445,150
INDIANA-5.9%
Allen County, COP, Refunding 6.50%, 11/1/2008...............................                          5,000,000     5,371,650
Brownsburg School Building Corp., First Mortgage
    6.10%, 2/1/2013 (Insured; FSA)..........................................                          7,500,000     7,678,425
Carmel High School Building Corp., First Mortgage
    5.25%, 1/15/2018 (Insured; MBIA)........................................                          6,525,000     6,016,833
Fort Wayne Hospital Authority, HR (Lutheran Hospital)
    8%, 2/15/2003 (Prerefunded 2/15/1998) (b)...............................                          7,000,000     7,493,150
Hamilton Southeastern Consolidated School Building Corp., First Mortgage
    5.25%, 1/15/2017 (Insured; AMBAC).......................................                          5,000,000     4,620,050
Hammond Multi-School Building Corp., First Mortgage
    7.10%, 1/15/2015 (Prerefunded 7/15/2001) (b)............................                          5,585,000     6,252,910
Indiana Transportation Finance Authority, Airport Facility LR
    6.50%, 11/1/2007........................................................                         12,500,000    13,132,125
Indianapolis Airport Authority, Special Facility Revenue (United Airlines
Project)
    6.50%, 11/15/2031.......................................................                         31,510,000    31,298,883
Indianapolis Local Public Improvement Bond Bank:
    Refunding 5%, 1/1/2017..................................................                         14,575,000    13,167,784
    8.50%, 2/1/2018 (Prerefunded 2/1/1998) (b)..............................                         73,000,000    78,558,950
IPS School Building Corp., First Mortgage 6.10%, 1/15/2020..................                         11,000,000    11,182,600
Logansport Multi - Purpose School Building Corp., First Mortgage Refunding
    6%, 1/1/2009............................................................                          7,645,000     7,848,357

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT         VALUE
                                                                                                       ________      ________
INDIANA (CONTINUED)
New Prairie United School Building Corp., First Mortgage Refunding
    5.50%, 7/5/2015 (Insured; FSA)..........................................                  $       5,240,000  $  5,005,929
Westfield High School 1995 Building Corp., First Mortgage
    5.80%, 7/15/2018 (Insured; AMBAC).......................................                         10,000,000     9,668,800
IOWA-.4%
Iowa Finance Authority, SFMR
    (Mortgage Backed Securities Program)
    6.65%, 7/1/2028.........................................................                         12,070,000    12,340,006
KANSAS-1.5%
Wichita, HR 6.464%, 10/1/2022 (Insured; MBIA)...............................                         51,300,000    53,468,451
KENTUCKY-2.4%
City of Ashland, Sewage and Solid Waste Revenue
    (Ashland Inc. Project) 7.125%, 2/1/2022.................................                         13,170,000    13,848,123
Kenton County Airport Board, Airport Revenue:
    (Greater Cincinnati International Airport)
      8.25%, 3/1/2015.......................................................                         10,945,000    11,677,658
    Special Facilities (Delta Airlines Project):
      7.125%, 2/1/2021......................................................                          8,455,000     8,780,179
      6.125%, 2/1/2022......................................................                         20,000,000    19,206,000
Mount Sterling, LR (Kentucky League Cities Funding)
    6.10%, 3/1/2018.........................................................                          7,955,000     7,997,718
Pendleton County, Multi-County LR
    (Kentucky Associates Counties Leasing Trust Program) 6.50%, 3/1/2019....                         21,000,000    21,740,880
LOUISIANA-1.1%
Parish of Saint Charles, PCR (Louisiana Power and Lighting Co. Project)
    8.25%, 6/1/2014.........................................................                          7,500,000     8,176,650
Parish of West Feliciana, PCR:
    (Gulf States Utilities Co. Project) 9%, 5/1/2015........................                         13,500,000    15,047,775
    (Gulf States Utilities-I) 7.70%, 12/1/2014..............................                         14,000,000    15,049,860
MAINE-.9%
Maine Financial Authority, Solid Waste Revenue
    Recycling Facilities (Great Northern Paper, Inc. Project-Bowater Inc.
Obligor)
    7.75%, 10/1/2022........................................................                          8,165,000     8,830,529
Maine Housing Authority, Mortgage Purchase
    6.875%, 11/15/2023......................................................                         14,000,000    14,414,400
Skowhegan, SWDR (S.D. Warren Co. Project) 8.40%, 10/1/2015..................                          7,700,000     8,631,546

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT         VALUE
                                                                                                       ________      ________
MARYLAND-2.2%
Calvert County, PCR, Refunding (Baltimore Gas and Electric Co. Project)
    5.55%, 7/15/2014........................................................                  $       8,000,000   $ 7,800,400
Community Development Administration,
    Department of Housing and Community Development State of Maryland,
    Single Family Program Bonds:
      6.80%, 4/1/2024.......................................................                         33,690,000    34,446,677
      6.55%, 4/1/2026.......................................................                          9,190,000     9,386,206
      6.75%, 4/1/2026.......................................................                         19,990,000    20,541,724
Northeast Waste Disposal Authority, Solid Waste Revenue
    (Montgomery County Resource Recovery Project) 6.30%, 7/1/2016...........                          7,500,000     7,453,050
MASSACHUSETTS-2.1%
Massachusetts Bay Transportation Authority, General Transportation
    5.375%, 3/1/2020 (Insured; AMBAC).......................................                         17,880,000    16,835,093
Massachusetts Housing Finance Agency, Revenue:
    Housing:
      6.65%, 7/1/2019 (Insured; AMBAC)......................................                          7,275,000     7,469,461
      6.50%, 7/1/2025 (Insured; AMBAC)......................................                          4,140,000     4,233,233
      6.60%, 1/1/2037 (Insured; AMBAC)......................................                          7,100,000     7,275,867
    Single Family Housing:
      7.125%, 6/1/2025......................................................                         26,975,000    28,051,842
      6.65%, 12/1/2027......................................................                          7,200,000     7,393,752
Massachusetts Industrial Finance Agency, Revenue
    Museum (Norman Rockwell Stockbridge) 8.125%, 7/1/2011...................                          3,055,000     3,207,506
MICHIGAN-2.4%
Charter County of Wayne, Special Airport Facilities Revenue, Refunding
    (Northwest Airlines, Inc., Facilities) 6.75%, 12/1/2015.................                          8,800,000     8,867,760
Detroit, Sewage Disposal System Revenue 5.25%, 7/1/2015 (Insured; MBIA).....                          8,700,000     8,131,716
East Grand Rapids Public School District 5%, 5/1/2020 ......................                          8,675,000     7,751,112
The Economic Development Corp. of the County of Gratiot,
    Limited Obligation EDR
    (Danly Die Set Project) 7.625%, 4/1/2007................................                          3,200,000     3,328,608
Michigan Hospital Finance Authority, Revenue:
    Hospital Refunding:
      (Genesys Health System Obligated Group):
          8.125%, 10/1/2021.................................................                         15,000,000    16,417,800
          7.50%, 10/1/2027..................................................                         15,300,000    15,942,141
      (Henry Ford Health System)
          5.25%, 11/15/2025.................................................                         10,000,000    8,965,100
    (Metropolitan Hospital) 8.125%, 7/1/2018 (Prerefunded 7/1/1999) (b).....                          5,000,000     5,607,150

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       AUGUST 31, 1996
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                              AMOUNT         VALUE
                                                                                                       ________      ________
MICHIGAN (CONTINUED)

Western Townships Utilities Authority, Sewer Disposal System
    (Limited Tax G.O.) 8.125%, 1/1/2009.....................................                  $       8,765,000  $  9,568,049
MINNESOTA-1.7%
Minneapolis, HR, Refunding (Lifespan Inc. Issue)
    9.125%, 12/1/2014 (Prerefunded 12/1/1997) (b)...........................                          4,000,000     4,320,600
Minnesota Housing Finance Agency, Single Family Mortgage:
    6.90%, 7/1/2022.........................................................                          7,205,000     7,449,322
    6.50%, 7/1/2024.........................................................                         15,870,000    16,130,744
    6.45%, 7/1/2025.........................................................                         30,210,000    30,570,103
MISSOURI-1.0%
Kansas City Municipal Assistance Corp., Leasehold Refunding Revenue
    (H. Roe Bartle Convention Center Project):
      5.125%, 4/15/2015 (Insured; MBIA) ....................................                         11,055,000    10,348,585
      5%, 4/15/2020 (Insured; MBIA).........................................                          5,500,000     4,960,395
Missouri Higher Education Loan Authority, Student Loan Revenue
    6.75%, 2/15/2009........................................................                         11,500,000    11,827,060
Sikeston, Electric Revenue, Refunding
    5%, 6/1/2022 (Insured; MBIA)............................................                          7,745,000     6,897,387
MONTANA-.2%
Montana Board of Housing (Single Family Program)
    6.35%, 12/1/2021........................................................                          7,255,000     7,277,273
NEBRASKA-.6%
Omaha Public Power District, Electric Revenue 5.50%, 2/1/2014...............                         20,000,000    19,723,600
NEVADA-1.7%
Clark County, School District 5.50%, 6/15/2016 (Insured; FGIC)..............                         28,475,000    27,232,636
Nevada, Refunding (Colorado River Commission)
    5.25%, 7/1/2020.........................................................                         10,000,000    9,348,600
Nevada Housing Division (Single Family Program)
    6.80%, 4/1/2027.........................................................                          9,960,000    10,219,956
Washoe County:
    Gas Facilities Revenue (Sierra Pacific Power Co. Project)
      6.70%, 11/1/2032 (Insured; MBIA)......................................                         10,000,000    10,603,400
    Gas and Water Facilities Revenue, Refunding (Sierra Pacific)
      6.30%, 12/1/2014 (Insured; AMBAC).....................................                          4,375,000     4,559,406
NEW HAMPSHIRE-4.5%
Business Finance Authority of the State of New Hampshire,
    State Guaranteed Airport Revenue (Manchester Airport Project):
      6.50%, 1/1/2019.......................................................                         12,600,000    13,110,552

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT          VALUE
                                                                                                       ________      ________
NEW HAMPSHIRE (CONTINUED)

Business Finance Authority of the State of New Hampshire,
    State Guaranteed Airport Revenue (Manchester Airport Project)
(continued):
      6.375%, 1/1/2022......................................................                  $       8,650,000  $  8,903,531
New Hampshire Housing Finance Authority:
    Multi-Family Housing:
      7.55%, 7/1/2013.......................................................                          4,205,000     4,606,872
      (Mariners Village Project)
          6.60%, 1/1/2038 (Insured; FHA)....................................                          7,365,000     7,474,297
    Single Family Mortgage:
      7.25%, 1/1/2016.......................................................                          3,430,000     3,610,452
      6.55%, 7/1/2026.......................................................                         22,190,000    22,634,688
    Single Family Residential Mortgage:
      7.10%, 1/1/2023.......................................................                         24,860,000    25,947,874
      7.75%, 7/1/2023.......................................................                         16,930,000    17,785,981
      6.85%, 1/1/2025.......................................................                         10,515,000    10,772,617
      6.95%, 1/1/2026.......................................................                         10,210,000    10,553,771
New Hampshire Industrial Development Authority, Revenue
    (Pollution Control Public Service Co. Project):
      7.65%, Series A, 5/1/2021.............................................                         21,450,000    21,766,173
      7.65%, Series C, 5/1/2021.............................................                         13,550,000    13,749,727
NEW JERSEY-3.6%
Howell Township Municipal Utilities Authority, Revenue
    8.60%, 1/1/2014 (Prerefunded 7/1/1998) (b)..............................                          4,000,000     4,367,800
New Jersey Economic Development Authority, PCR
    (Public Service Electric and Gas Co. Project)
    6.40%, 5/1/2032 (Insured; MBIA).........................................                         32,040,000    33,264,248
New Jersey Educational Facilities Authority, Revenue:
    (Trenton State College Issue):
      5.10%, 7/1/2021 (Insured; MBIA).......................................                         11,000,000    10,039,590
      5.125%, 7/1/2024 (Insured; MBIA)......................................                         17,000,000    15,499,240
    (University of Medicine and Dentistry of New Jersey Issue)
      5.25%, 12/1/2021 (Insured; AMBAC).....................................                         15,000,000    13,958,850
New Jersey Housing and Mortgage Finance Agency, Revenue:
    6%, 11/1/2002...........................................................                          5,000,000     5,136,750
    6.45%, 11/1/2007........................................................                         15,260,000    15,866,432
New Jersey Transportation Trust Fund Authority, Refunding
    (Transportation System) 5.25%, 6/15/2014 (Insured; MBIA)................                         18,500,000    17,604,970
New Jersey Wastewater Treatment Trust, Insured Loan Revenue
    9%, 9/1/2007 (Prerefunded 9/1/1997) (b).................................                          6,000,000     6,410,040

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT          VALUE
                                                                                                       ________      ________
NEW JERSEY (CONTINUED)
Pollution Control Financing Authority of Salem County, PCR, Refunding
    (Public Service Electric and Gas Co. Project)
    6.25%, 6/1/2031 (Insured; MBIA).........................................                  $       6,500,000  $  6,731,985
NEW MEXICO-.7%
Albuquerque, HR, Refunding (Presbyterian Health Care Services)
    6.375%, 8/1/2007 (Insured; MBIA)........................................                          4,500,000     4,848,165
New Mexico Educational Assistance Foundation, Student Loan Revenue
    7.45%, 3/1/2010.........................................................                         12,045,000    12,584,496
New Mexico Mortgage Financing Authority
    6.80%, 1/1/2026.........................................................                          5,500,000     5,811,630
NEW YORK-10.9%
New York City:
    7.50%, 2/1/2003.........................................................                          9,000,000     9,871,650
    5.90%, 2/1/2005.........................................................                         11,815,000    11,744,819
    8.25%, 6/1/2006.........................................................                          2,750,000     3,278,990
    5.60%, 8/15/2006........................................................                         23,100,000    22,263,318
    5.70%, 8/15/2007........................................................                         13,445,000    12,915,670
    7.25%, 8/15/2007........................................................                         13,790,000    15,086,122
    6.25%, 8/1/2008.........................................................                         10,000,000     9,991,000
    6.375%, 8/15/2011.......................................................                         31,285,000    31,320,352
    5.75%, 2/1/2014.........................................................                         15,000,000    13,999,050
    5.75%, 2/1/2015.........................................................                         12,280,000    11,366,736
    5.75%, 2/1/2017.........................................................                         20,000,000    18,411,400
    5.875%, 3/15/2018.......................................................                         20,000,000    18,593,800
    5.875%, 2/15/2019.......................................................                         23,715,000    21,989,259
    5.75%, 2/1/2020.........................................................                          9,580,000     8,726,518
    6%, 2/15/2025...........................................................                         23,375,000    21,824,536
New York City Municipal Water Finance Authority, Water and Sewer System
Revenue:
    5.625%, 6/15/2011.......................................................                         26,000,000    25,260,820
    5.75%, 6/15/2026........................................................                         17,500,000    17,144,050
    5.875%, 6/15/2026.......................................................                         13,000,000    12,538,760
New York State Dormitory Authority, Revenue:
    (City University) 7.50%, 7/1/2010.......................................                         10,000,000    11,482,200
    Court Facilities Lease 5.70%, 5/15/2022.................................                         10,000,000    9,210,100
New York State Energy, Research and Development Authority,
    Electric Facilities Revenue
    (Con Edison Co. Project) 7.50%, 1/1/2026................................                         16,970,000    18,252,084
New York State Mortgage Agency, Revenue (Homeowner Mortgage)
    6.65%, 10/1/2025........................................................                         22,225,000    22,869,525

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                               AUGUST 31, 1996
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                              AMOUNT        VALUE
                                                                                                       ________      ________
NEW YORK (CONTINUED)
New York State Urban Development Corp., Revenue,
    (Correctional Capital Facilities):
      5.375%, 1/1/2025......................................................                   $     32,550,000  $ 28,767,365
      5.50%, 1/1/2025 (Insured; MBIA).......................................                          9,210,000     8,711,002
NORTH CAROLINA-.7%
North Carolina Housing Finance Agency, Single Family Revenue
    6.50%, 9/1/2026.........................................................                          6,125,000     6,227,471
Pitt County, Revenue (Pitt County Memorial Hospital)
    6.90%, 12/1/2021 (Prerefunded 12/1/2001) (b)............................                         12,000,000    13,423,920
Winston Salem, COP 6.90%, 6/1/2011 (Prerefunded 6/1/2001) (b)...............                          5,245,000     5,806,687
NORTH DAKOTA-.2%
North Dakota Housing Finance Agency
    (Housing Mortgage Finance Program) 6.75%, 7/1/2025......................                          6,375,000     6,530,614
OHIO-1.1%
Cleveland, Waterworks Revenue, Refunding and Improvement
    5.75%, 1/1/2026 (Insured; MBIA).........................................                         18,285,000    17,840,675
Cuyahoga County, HR (Meridia Health System) 7%, 8/15/2023...................                          7,000,000     7,461,090
Franklin County, HR (Holy Cross Health System Corp.)
    5.875%, 6/1/2021........................................................                          9,000,000     8,758,890
Ohio Air Quality Development Authority, PCR (Ohio Edison)
    5.625%, 11/15/2029 (Insured; AMBAC).....................................                          6,750,000     6,400,620
OKLAHOMA-.8%
Claremore Industrial and Redevelopment Authority, EDR
    (Yuba Project) 8.375%, 7/1/2011.........................................                          7,500,000     7,918,200
Southern Oklahoma Memorial Hospital Authority, HR 6.60%, 12/1/2012..........                          5,725,000     5,853,813
Tulsa Municipal Airport Trust, Revenue
    (AMR Corp.) 7.60%, 12/1/2030............................................                         14,390,000    15,346,216
PENNSYLVANIA-3.8%
Allegheny County Hospital Development Authority, Revenue (Health Center - University
    of Pittsburgh Medical Center System) 5.375%, 12/1/2025 (Insured; MBIA)..                         22,280,000    20,642,643
Delaware County Industrial Development Authority, Water Facilities Revenue
    (Philadelphia Suburban Water) 6.35%, 8/15/2025 (Insured; FGIC)..........                         10,000,000    10,306,100
Lehigh County Industrial Development Authority, PCR, Refunding
    (Pennsylvania Power and Light Co. Project) 5.50%, 2/15/2027 (Insured; MBIA)                       8,805,000     8,327,153
Pennsylvania:
    5%, 11/15/2014 (Insured; AMBAC).........................................                          8,875,000     8,133,671
    5%, 11/15/2015 (Insured; AMBAC).........................................                          8,875,000     8,063,026

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1996
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT         VALUE
                                                                                                       ________      ________
PENNSYLVANIA (CONTINUED)
Pennsylvania Economic Development Financing Authority,
    Exempt Facilities Revenue (MacMillan Ltd. Partnership Project)
    7.60%, 12/1/2020........................................................                  $       4,500,000  $  4,947,840
Pennsylvania Higher Educational Facilities Authority,
    Health Services Revenue, Refunding (Allegheny Delaware Valley
Obligation):
      5.40%, 11/15/2007 (Insured; MBIA).....................................                          5,000,000     5,030,900
      5.60%, 11/15/2009 (Insured; MBIA).....................................                          9,475,000     9,540,093
Philadelphia:
    5%, 5/15/2020 (Insured; MBIA)...........................................                          7,650,000     6,843,614
    Water and Wastewater Revenue, Refunding
      5.25%, 6/15/2023 (Insured; MBIA)......................................                          6,000,000     5,436,600
Pittsburgh, Refunding 5.125%, 3/1/2009 (Insured; FGIC)......................                         29,655,000    28,441,814
Quakertown General Authority, Revenue (Community Mental Health/Retardation)
    8.875%, 11/1/2010.......................................................                          6,420,000     6,976,421
Ridley Park Hospital Authority, Revenue (Taylor Hospital)
    8.625%, 12/1/2020 (Prerefunded 12/1/2000) (b)...........................                         10,000,000    11,679,100
RHODE ISLAND-1.6%
Rhode Island Health and Educational Building Corp., Revenue:
    (Johnson and Wales University) 8.375%, 4/1/2020 (Prerefunded 4/1/2000) (b)                       11,000,000    12,516,350
    (Landmark Medical Center) 5.60%, 10/1/2012 (Insured; FSA)...............                          5,000,000     4,911,400
Rhode Island Housing and Mortgage Finance Corp.
    (Homeownership Opportunity):
      6.95%, 4/1/2022.......................................................                          9,250,000     9,547,943
      6.60%, 10/1/2025......................................................                         10,270,000    10,441,201
      6.50%, 4/1/2027.......................................................                         11,835,000    12,064,836
      6.85%, 4/1/2027.......................................................                          5,615,000     5,839,207
SOUTH CAROLINA-1.0%
Richland County, Solid Waste Disposal Facilities Revenue
    (Union Camp Corp. Project) 7.125%, 9/1/2021.............................                          6,250,000     6,666,750
South Carolina Housing Finance and Development Authority,
    Mortgage Revenue:
      6.55%, 7/1/2015.......................................................                          3,950,000     4,046,617
      6.75%, 7/1/2026.......................................................                          7,000,000     7,170,870
      6.70%, 7/1/2027.......................................................                          8,000,000     8,175,760
Spartanburg County, Hospital Facilities Improvement Revenue, Refunding
    (Mary Black Memorial Project) 8.25%, 10/1/2008 (Prerefunded 10/1/1998) (b)                        5,000,000     5,461,800
York County, Industrial Revenue, Exempt Facility (Hoechst Celanese)
    5.70%, 1/1/2024.........................................................                          5,000,000     4,744,650

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                        AUGUST 31, 1996
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT         VALUE
                                                                                                       ________      ________
TENNESSEE-1.2%
Tennessee Housing Development Agency, Mortgage Finance:
    6.45%, 7/1/2021.........................................................                   $     11,565,000  $ 11,698,460
    6.55%, 7/1/2026.........................................................                         31,735,000    32,372,874
TEXAS-5.8%
Alliance Airport Authority Inc., Special Facilities Revenue:
    (American Airlines Inc. Project)
      7%, 12/1/2011.........................................................                         12,330,000    13,263,258
    (Federal Express Corp. Project)
      6.375%, 4/1/2021......................................................                         28,800,000    28,376,352
Angelina and Neches River Authority, SWDR (Champion International Corp.
Project)
    7.375%, 5/1/2015........................................................                          5,570,000     5,951,991
Austin, Utility System Revenue, Refunding:
    5.25%, 5/15/2016 (Insured; FSA) (c).....................................                         23,645,000    22,087,740
    5.60%, 5/15/2025 (Insured; MBIA)........................................                         25,000,000    23,982,500
Gulf Coast Waste Disposal Authority, Revenue:
    (Champion International Corp.)
      7.375%, 10/1/2025.....................................................                         12,000,000    12,764,760
    Solid Waste Disposal (Occidental Petroleum Corp. Project) 7%, 11/1/2020.                          7,725,000     7,978,225
Harris County Hospital District, Mortgage Revenue, Refunding
    7.40%, 2/15/2010 (Insured; AMBAC).......................................                          5,000,000     5,822,000
Houston Hotel Occupancy Tax, Revenue 7%, 7/1/2009 (Insured; FGIC)
    (Prerefunded 7/1/2001) (b)..............................................                         12,225,000    13,430,507
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
    (Valley Baptist Medical Center Project) 6.40%, 8/1/2016 ................                         11,200,000    11,791,808
Texas, GO (Veterans Housing Assistance Fund):
    7%, 12/1/2025...........................................................                          9,920,000    10,330,886
    Refunding 6.45%, 12/1/2020..............................................                         15,210,000    15,346,282
Texas College Student Loan 5%, 8/1/2021.....................................                          8,000,000     6,995,200
Texas Municipal Power Agency, Revenue, Refunding
    5.25%, 9/1/2012 (Insured; MBIA).........................................                         10,065,000     9,548,062
Texas Public Property Finance Corp., Revenue
    (Mental Health and Retardation Project):
      8.625%, 11/1/2000.....................................................                          1,700,000     1,822,230
      8.75%, 11/1/2010......................................................                          4,745,000     5,199,998
University of Texas, Revenue (Financing System)
    5%, 8/15/2016...........................................................                         10,000,000     9,066,500
UTAH-1.5%
Carbon County, SWDR, Refunding (Sunnyside Cogeneration) 9.25%, 7/1/2018.....                         20,000,000    14,221,800

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT         VALUE
                                                                                                       ________      ________
UTAH (CONTINUED)

Intermountain Power Agency, Power Supply Revenue, Refunding
    5%, 7/1/2021............................................................                   $     15,400,000  $ 13,504,106
Utah Housing Finance Agency, Single Family Mortgage:
    6.55%, 1/1/2022.........................................................                          5,340,000     5,443,756
    6.40%, 1/1/2027.........................................................                          6,695,000     6,811,493
    6.65%, 7/1/2027.........................................................                         10,325,000    10,563,817
    7%, 7/1/2027............................................................                          4,025,000     4,207,775
VERMONT-.3%
Vermont Housing Finance Agency, Single Family Housing 6.875%, 5/1/2025......                         10,500,000    10,756,515
VIRGINIA-2.4%
Chesapeake Bay Bridge and Tunnel Commission, General Resolution, Revenue,
    Refunding 5%, 7/1/2022 (Insured; MBIA)..................................                         12,035,000    10,760,373
Giles County Industrial Development Authority,
    Solid Waste Disposal Facility Revenue (Hoechst Celanese Corp. Project)
    6.625%, 12/1/2022.......................................................                          8,715,000     9,024,295
Henrico County Industrial Development Authority, Revenue
    (Maryview Hospital Project) 7.50%, 9/1/2011 (Prerefunded 8/1/2000) (b)..                          5,355,000     5,992,406
Virginia Housing Development Authority, Commonwealth Mortgage:
    6.20%, 7/1/2021.........................................................                         15,000,000    14,941,950
    6.70%, 1/1/2022.........................................................                          6,950,000     7,105,124
    6.40%, 7/1/2022 (Insured; MBIA).........................................                         24,000,000    24,384,240
    6.60%, 7/1/2022.........................................................                          4,635,000     4,687,700
    6.85%, 1/1/2027.........................................................                          8,000,000     8,211,920
WASHINGTON-.4%
Public Utility District No. 1 of Chelan County,
    Chelan Hydro Consolidated System Revenue 6.55%, 7/1/2023................                         10,000,000    10,326,900
Washington Health Care Facilities Authority, Revenue (Harrison Memorial
    Hospital, Bremerton) 5.30%, 8/15/2014 (Insured; AMBAC)..................                          5,000,000     4,662,500
WEST VIRGINA-.2%
Braxton County, Solid Waste Disposal Revenue (Weyerhaeuser Co. Project)
    6.50%, 4/1/2025.........................................................                          8,000,000     8,265,280
WISCONSIN-1.1%
Madison, IDR (Madison Gas and Electric Co. Project)
    6.75%, 4/1/2027.........................................................                         10,000,000    10,498,800
Wisconsin Health and Educational Facilities Authority, Revenue:
    (Aurora Health Care)
      5.25%, 8/15/2023 (Insured; MBIA)......................................                         14,000,000    12,528,040

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                      AUGUST 31, 1996
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT          VALUE
                                                                                                        ________     ________
WISCONSIN (CONTINUED)
Wisconsin Health and Educational Facilities Authority, Revenue (continued):
    (Waukesha Memorial Hospital, Inc.)
      5.50%, 8/15/2015 (Insured; AMBAC).....................................                  $       8,545,000  $  8,097,157
Wisconsin Housing and Economic Development Authority,
    Homeownership Revenue 6.45%, 3/1/2017...................................                          7,000,000     7,149,450
WYOMING-.7%
Sweetwater County, SWDR (FMC Corp. Project)
    6.90%, 9/1/2024.........................................................                         16,225,000    16,811,534
Uinta County Hospital Facility, Revenue, Refunding
    (IHC Hospitals Inc.) 7.25%, 2/15/2019 (Prerefunded 2/15/1999) (b).......                          7,350,000     7,969,458
U.S. RELATED-.5%
Commonwealth of Puerto Rico 5.40%, 7/1/2025.................................                         18,115,000    16,666,162
                                                                                                                      _______
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $3,249,223,710)...................................................                                   $3,304,895,308
                                                                                                                      =======
SHORT-TERM MUNICIPAL INVESTMENTS-6.7%
CALIFORNIA-.8%
California Pollution Control Financing Authority, PCR, Refunding
    VRDN (Pacific Gas and Electric) 3.75% (d)...............................                     $   11,500,000  $ 11,500,000
Irvine Ranch Water District, VRDN 3.75% (LOC; Bank of America) (d,e)........                         16,200,000    16,200,000
FLORIDA-.1%
Florida Board of Education, Capital Outlay 3.67% (f,g)......................                          3,000,000     3,000,000
INDIANA-.4%
Petersburg, PCR, Refunding, VRDN (Indiana Power and Light)
    3.40% (Insured; AMBAC) (d)..............................................                         15,000,000    15,000,000
IOWA-.7%
Iowa Finance Authority, SWDR, VRDN (Cedar River Paper Co. Project)
    3.85% (LOC; Swiss Bank Corp.) (d,e).....................................                         25,000,000    25,000,000
MARYLAND-.1%
Prince Georges' Housing Authority, Mortgage Revenue, VRDN (Laurel-Oxford)
    3.525% (LOC; Bankers Trust) (d,e).......................................                          2,500,000     2,500,000
MICHIGAN-1.6%
Michigan Strategic Fund, LOR, Refunding
    VRDN (Detroit Edison Co.) 3.65% (LOC; Barclays Bank PLC) (d,e)..........                         30,900,000    30,900,000
Midland County Economic Development Corp., Economic Development LOR
    VRDN (Dow Chemical Co Project) 3.90% (d)................................                         27,000,000    27,000,000

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                        AUGUST 31, 1996
                                                                                                      PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT          VALUE
                                                                                                       ________      ________
MINNESOTA-.2%
Cloquet, PCR, VRDN (Potlatch Corp. Project) 3.60% (LOC; Credit Suisse) (d,e)                  $       2,000,000  $  2,000,000
Golden Valley IDR Refunding, VRDN (Graco Inc. Project)
    3.75% (LOC; Fuji Bank Ltd.) (d,e).......................................                          2,380,000     2,380,000
Minnesota Higher Education Coordinating Board, Revenue, VRDN
    (Supplement Student Loan Program) 3.70% (d).............................                          1,000,000     1,000,000
MISSISSIPPI-.6%
Jackson County, PCR, Refunding, VRDN (Chevron USA Inc. Project)
    3.80% (d)...............................................................                         10,000,000    10,000,000
Perry County, PCR, Refunding, VRDN (Leaf River Forest Project)
    3.80% (LOC; Credit Suisse) (d,e)........................................                         12,700,000    12,700,000
NEW JERSEY-.5%
New Jersey Sports and Exposition Authority, VRDN
    3.15% (Insured; MBIA) (d)...............................................                         18,000,000    18,000,000
PENNSYLVANIA-.0%
Bucks County Industrial Development Authority, VRDN
    (Oxford Falls Plaza Project) 3.95% (d)..................................                            900,000       900,000
Montgomery County Higher Education and Health Authority, HR,
    VRDN (Holy Redeemer Hospital) 3.35% (Insured; AMBAC) (d)................                            100,000       100,000
SOUTH CAROLINA-.2%
Charleston County, Industrial Revenue, VRDN (Massey Coal Terminal SC Corp.)
    3.80% (LOC; Morgan Guaranty Trust) (d,e)................................                          7,050,000     7,050,000
TEXAS-.4%
Bexar County Health Facilities Development Corp., VRDN
    (Air Force Village Foundation Project) 3.40% (LOC; Rabobank Nederland) (d,e)                     14,300,000    14,300,000
UTAH-.7%
Salt Lake County, PCR, Refunding, VRDN (Service Station Holdings Project)
    3.75% (d)...............................................................                         24,200,000    24,200,000
VIRGINIA-.4%
Peninsula Ports Authority, Revenue, Refunding VRDN
    (Port Facility - Shell Oil Co. Project) 3.80% (d).......................                         14,000,000    14,000,000
U.S. RELATED-.0%
Commonwealth of Puerto Rico, Government Development Bank, Refunding VRDN
    3.10% (LOC; Credit Suisse) (d,e)........................................                         1,000,000      1,000,000
                                                                                                                      _______
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
    (cost $238,730,000).....................................................                                   $  238,730,000
                                                                                                                      =======
TOTAL INVESTMENTS-100.0%
    (cost $3,487,953,710)...................................................                                   $3,543,625,308
                                                                                                                      =======

DREYFUS MUNICIPAL BOND FUND, INC.

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LOC     Letter of Credit
COP           Certificate of Participation                       LOR     Limited Obligation Revenue
EDR           Economic Development Revenue                       LR      Lease Revenue
FGIC          Financial Guaranty Insurance Company               MBIA    Municipal Bond Investors Assurance
FHA           Federal Housing Administration                                  Insurance Corporation
FSA           Financial Security Assurance                       PCR     Pollution Control Revenue
GO            General Obligation                                 SFMR    Single Family Mortgage Revenue
HR            Hospital Revenue                                   SWDR    Solid Waste Disposal Revenue
IDR           Industrial Development Revenue                     VRDN    Variable Rate Demand Notes

SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (H)              OR          MOODY'S             OR         STANDARD & POOR'S                PERCENTAGE OF VALUE
____                               ____                           _________                        __________
AAA                                Aaa                            AAA                               33.5%
AA                                 Aa                             AA                                24.1
A                                  A                              A                                 18.3
BBB                                Baa                            BBB                               11.0
BB                                 Ba                             BB                                 1.9
F1                                 MIG1/P1                        SP1/A1                             5.5
Not Rated (i)                      Not Rated (i)                  Not Rated (i)                      5.7
                                                                                                   ____
                                                                                                   100.0%
                                                                                                   ====

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Wholly held by custodian as collateral for delayed-delivery security.
    (b) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (c)  Purchased on a delayed-delivery basis.
    (d) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (e)  Secured by letters of credit.
    (f) Inverse Floater Security - the interest rate is subject to change periodically.
    (g)  Security exempt from registration under Rule 144A of the Securities
         Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1996, this security amounted to $3,000,000 or .1% of net assets.
    (h) Fitch currently provides creditworthiness information for a limited number of investments.
    (i) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.



See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                                              AUGUST 31, 1996
ASSETS:
    Investments in securities, at value
      (cost $3,487,953,710)-see statement...................................                                     $3,543,625,308
    Interest receivable.....................................................                                         52,990,639
    Receivable for investment securities sold...............................                                          4,095,241
    Receivable for subscriptions to Common Stock............................                                                 94
    Prepaid expenses........................................................                                            103,432
                                                                                                                        _______
                                                                                                                  3,600,814,714
LIABILITIES:
    Due to The Dreyfus Corporation and affiliates...........................                    $  2,393,810
    Due to Custodian........................................................                       3,210,981
    Payable for investment securities purchased.............................                      22,581,566
    Payable for Common Stock redeemed.......................................                         150,634
    Accrued expenses........................................................                         191,735         28,528,726
                                                                                                      ______            _______
NET ASSETS..................................................................                                     $3,572,285,988
                                                                                                                        =======
REPRESENTED BY:
    Paid-in capital.........................................................                                     $3,515,265,600
    Accumulated undistributed investment income-net.........................                                            533,961
    Accumulated undistributed net realized gain on investments..............                                            814,829
    Accumulated net unrealized appreciation on investments-Note  3(b).......                                         55,671,598
                                                                                                                        _______
NET ASSETS at value applicable to 291,979,817 shares outstanding
    (600 million shares of $.01 par value Common Stock authorized)..........                                     $3,572,285,988
                                                                                                                        =======
NET ASSET VALUE, offering and redemption price per share
    ($3,572,285,988 / 291,979,817 shares)...................................                                             $12.23
                                                                                                                            ===



See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS                                                                             YEAR ENDED AUGUST 31, 1996
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                       $236,295,788
    EXPENSES:
      Management fee-Note 2(a)..............................................                     $22,230,334
      Shareholder servicing costs-Note 2(b).................................                       3,690,904
      Custodian fees........................................................                         205,462
      Prospectus and shareholders' reports..................................                         124,156
      Professional fees.....................................................                         101,704
      Registration fees.....................................................                          86,599
      Directors' fees and expenses-Note 2(c)................................                          68,022
      Miscellaneous.........................................................                         210,384
                                                                                                      ______
            TOTAL EXPENSES..................................................                                         26,717,565
                                                                                                                        _______
            INVESTMENT INCOME-NET...........................................                                        209,578,223
                                                                                                                        _______
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS-Note 3:
    Net realized gain on investments........................................                     $47,382,435
    Net realized (loss) on financial futures................................                      (2,211,822)
                                                                                                      ______
      NET REALIZED GAIN.....................................................                                         45,170,613
    Net unrealized (depreciation) on investments............................                                        (86,386,337)
                                                                                                                        _______
            NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS...............                                        (41,215,724)
                                                                                                                        _______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $168,362,499
                                                                                                                        =======




See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                  YEAR ENDED AUGUST 31,
                                                                                         ______________________________________
                                                                                              1995                      1996
                                                                                          _________                   _________
OPERATIONS:
    Investment income-net.............................................             $    223,098,936            $    209,578,223
    Net realized gain (loss) on investments...........................                  (44,338,112)                 45,170,613
    Net unrealized appreciation (depreciation) on investments for the year               78,567,175                 (86,386,337)
                                                                                           ________                    ________
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                  257,327,999                 168,362,499
                                                                                           ________                    ________
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net.............................................                 (223,098,936)               (209,044,262)
    Net realized gain on investments..................................                  (22,638,307)                       __
                                                                                           ________                    ________
      TOTAL DIVIDENDS.................................................                 (245,737,243)               (209,044,262)
                                                                                           ________                    ________
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.....................................                4,846,241,789               6,426,888,270
    Dividends reinvested..............................................                  155,978,774                 128,954,048
    Cost of shares redeemed...........................................               (5,085,554,561)             (6,879,608,434)
                                                                                           ________                    ________
      (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS........                  (83,333,998)               (323,766,116)
                                                                                           ________                    ________
          TOTAL (DECREASE) IN NET ASSETS..............................                  (71,743,242)               (364,447,879)
NET ASSETS:
    Beginning of year.................................................                4,008,477,109               3,936,733,867
                                                                                           ________                    ________
    End of year (including accumulated undistributed investment income-net;
      $533,961 on August 31, 1996)....................................              $ 3,936,733,867             $ 3,572,285,988
                                                                                           ========                    ========

                                                                                           SHARES                      SHARES
                                                                                           ________                    ________
CAPITAL SHARE TRANSACTIONS:
    Shares sold.......................................................                  400,686,274                 519,000,847
    Shares issued for dividends reinvested............................                   12,969,173                  10,376,060
    Shares redeemed...................................................                 (419,990,511)               (554,619,976)
                                                                                           ________                    ________
      NET (DECREASE) IN SHARES OUTSTANDING............................                   (6,335,064)                (25,243,069)
                                                                                           ========                    ========



See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                                   YEAR ENDED AUGUST 31,
                                                             ____________________________________________________________
PER SHARE DATA:                                                  1992        1993        1994        1995        1996
                                                                 ____        ____        ____        ____        ____
    Net asset value, beginning of year...........              $12.68      $13.17      $13.68      $12.39      $12.41
                                                                 ____        ____        ____        ____        ____
    INVESTMENT OPERATIONS:
    Investment income-net........................                 .84         .79         .75         .72         .69
    Net realized and unrealized gain (loss)
      on investments.............................                 .49         .79        (.96)        .09        (.18)
                                                                 ____        ____        ____        ____        ____
      TOTAL FROM INVESTMENT OPERATIONS...........                1.33        1.58        (.21)        .81         .51
                                                                 ____        ____        ____        ____        ____
    DISTRIBUTIONS:
    Dividends from investment income-net.........                (.84)       (.79)       (.75)       (.72)       (.69)
    Dividends from net realized gain on investments                 -        (.28)       (.33)       (.07)          -
                                                                 ____        ____        ____        ____        ____
      TOTAL DISTRIBUTIONS........................                (.84)      (1.07)      (1.08)       (.79)       (.69)
                                                                 ____        ____        ____        ____        ____
    Net asset value, end of year.................              $13.17      $13.68      $12.39      $12.41      $12.23
                                                                 ====        ====        ====        ====        ====
TOTAL INVESTMENT RETURN..........................               10.82%      12.62%      (1.63%)      6.93%       4.16%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                 .68%        .69%        .68%        .70%        .71%
    Ratio of net investment income to
      average net assets.........................                6.49%       5.96%       5.80%       5.94%       5.57%
    Portfolio Turnover Rate......................               67.86%      45.37%      36.25%      51.55%      64.48%
    Net Assets, end of year (000's Omitted)......          $4,272,679  $4,724,389  $4,008,477  $3,936,734  $3,572,286


See notes to financial statements.

DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988, the Manager has agreed to make payments to the Fund for ten years, ranging from $0 to $1 million per year depending on average daily net assets of the Fund. The management fee during the year ended August 31, 1996 was reduced by $350,000 pursuant to the settlement of litigation.

DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1\2% of the value of the Fund's average daily net assets for any full fiscal year. No expense reimbursement was required for the year ended August 31, 1996.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the year ended August 31, 1996, the Fund was charged an aggregate of $2,087,233 pursuant to the Shareholder Services Plan.
    Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $837,480 during the period ended August 31, 1996.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the year ended August 31, 1996 amounted to $2,266,717,419 and $2,602,451,160, respectively.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At August 31,1996, there were no financial futures contracts outstanding.
    (B) At August 31, 1996, accumulated net unrealized appreciation on investments was $55,671,598, consisting of $90,791,495 gross unrealized appreciation and $35,119,897 gross unrealized depreciation.
    At August 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MUNICIPAL BOND FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS MUNICIPAL BOND FUND, INC.
    We have audited the accompanying statement of assets and liabilities of Dreyfus Municipal Bond Fund, Inc., including the statement of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Municipal Bond Fund, Inc. at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                          [Ernst and Young LLP signature logo]

New York, New York
October 1, 1996
IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended August 31, 1996 as "exempt-interest dividends" (not generally subject to regular Federal income tax).
    As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 1996 calendar year on Form 1099-DIV which will be mailed by January 31, 1997.

[Dreyfus lion "d" logo]
DREYFUS MUNICIPAL
BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            054AR968
[Dreyfus logo]
Municipal
Bond Fund, Inc.
Annual Report
August 31, 1996